SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS

September 30, 2021

(Unaudited)

COMMON STOCKS	Shares	Fair Value
SEMICONDUCTOR DEVICES — 6.2%
Analog Devices, Inc.	69,581	$11,653,426
Broadcom, Inc.	20,898	10,134,067
NXP Semiconductors NV (Netherlands)	15,065	2,950,782
		$24,738,275
INTERNET MEDIA — 5.8%
Alphabet, Inc. Class A(a)	2,162	$5,780,150
Alphabet, Inc. Class C(a)	1,946	5,186,693
Baidu, Inc. ADR (China)(a)	71,232	1,357,907
Facebook, Inc. Class A(a)	15,911	5,400,035
Naspers Ltd. N Shares (South Africa)(a)	13,066	2,162,750
Prosus NV (Netherlands)(a)	43,244	3,455,825
		$23,343,360
CABLE & SATELLITE — 4.3%
Charter Communications, Inc. Class A(a)	6,973	$5,073,276
Comcast Corp. Class A	216,864	12,129,203
		$17,202,479
DIVERSIFIED BANKS — 3.2%
Alibaba Group Holding Ltd. (China)(a)	103,456	$1,889,802
Citigroup, Inc.	130,269	9,142,278
Flutter Entertainment PLC (Ireland)(a)	4,997	988,398
Gulfport Energy Corp.(a)	9,264	761,594
		$12,782,072
CEMENT & AGGREGATES — 3.0%
HeidelbergCement AG (Germany)	36,756	$2,758,093
Holcim Ltd. (Switzerland)(a)	190,830	9,243,056
		$12,001,149
P&C INSURANCE — 2.8%
American International Group, Inc.	201,223	$11,045,130

INDUSTRIAL DISTRIBUTION & RENTAL — 2.5%
Howmet Aerospace, Inc.	164,660	$5,137,392
LG Corp. (South Korea)	60,228	4,730,747
		$9,868,139
ELECTRICAL COMPONENTS — 2.4%
TE Connectivity Ltd. (Switzerland)	69,924	$9,594,971

BASE METALS — 2.2%
Glencore PLC (Switzerland)(a)	1,887,693	$8,949,227

APPLICATION SOFTWARE — 2.2%
Entain PLC (Isle of Man)(a)	55,669	$1,597,679
Epic Games, Inc.(b)(c)(d)	4,347	3,847,095
Nexon Co. Ltd. (Japan)	147,708	2,398,206
Open Text Corp. (Canada)	21,350	1,040,599
		$8,883,579

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

COMMON STOCKS (Continued)	Shares	Fair Value
BANKS — 2.2%
Wells Fargo & Co.	190,934	$8,861,247

INVESTMENT COMPANIES — 2.2%
Groupe Bruxelles Lambert SA (Belgium)	80,455	$8,860,985

INSURANCE BROKERS — 2.1%
Aon PLC Class A (Britain)(a)	29,775	$8,508,802

FOOD SERVICES — 1.1%
JDE Peet's NV (Netherlands)	120,549	$3,602,658
Just Eat Takeaway.com NV (Netherlands)(a)(f)	10,931	798,208
		$4,400,866
RAILROAD ROLLING STOCK — 1.1%
Westinghouse Air Brake Technologies Corp.	50,902	$4,388,261

CHEMICALS — 1.1%
International Flavors & Fragrances, Inc.	32,254	$4,313,005

INFRASTRUCTURE SOFTWARE — 0.9%
FirstEnergy Corp.(a)	103,980	$3,703,768

APPAREL, FOOTWEAR & ACCESSORY DESIGN — 0.9%
Cie Financiere Richemont SA (Switzerland)	33,818	$3,535,114

TELECOM CARRIERS — 0.9%
SoftBank Group Corp. (Japan)	58,696	$3,417,495

MIDSTREAM - OIL & GAS — 0.8%
Kinder Morgan, Inc.(a)	190,941	$3,194,443

COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.8%
Samsung C&T Corp. (South Korea)	30,300	$3,160,515

REAL ESTATE OWNERS & DEVELOPERS — 0.6%
Swire Pacific Ltd. Class A (Hong Kong)	378,440	$2,250,810

HOTELS, RESTAURANTS & LEISURE — 0.5%
Marriott International, Inc. Class A(a)	12,502	$1,851,421

MEDICAL EQUIPMENT — 0.4%
Olympus Corp. (Japan)(a)	63,770	$1,407,530

ENERGY — 0.3%
PHI Group, Inc.(a)(d)	26,711	$373,954

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

COMMON STOCKS (Continued)	Shares	Fair Value
PHI Group, Inc., Restricted(a)(d)	57,741	$808,374
		$1,182,328
INTEGRATED UTILITIES — 0.3%
PG&E Corp.(a)	114,773	$1,101,821

OIL & GAS SERVICES & EQUIPMENT — 0.2%
McDermott International Ltd.(a)	1,611,740	$644,696

INTERNET BASED SERVICES — 0.1%
Booking Holdings, Inc.(a)	240	$569,729

RETAILING — 0.1%
Copper Earn Out Trust(b)(c)(d)	2,141	$22,481
Copper Property CTL Pass Through Trust(b)(c)(d)	16,058	315,138
		$337,619
OTHER COMMON STOCKS — 1.2%(a)(e)		$4,803,626

TOTAL COMMON STOCKS — 52.4% (Cost $152,146,907)		$208,902,462

SPECIAL PURPOSE ACQUISITION COMPANIES(a) — 7.0%
Accelerate Acquisition Corp.	139	$1,396
African Gold Acquisition Corp.	13,383	135,168
Agile Growth Corp.	73,868	731,293
Alkuri Global Acquisition Corp. A Shares	946	1,343
Alkuri Global Acquisition Corp. Class A	3,786	37,746
Alpha Partners Technology Merger Corp.	3,087	30,530
Angel Pond Holdings Corp.	72,045	706,761
Apollo Strategic Growth Capital II	15,782	157,031
Ares Acquisition Corp.	37,713	373,366
Artisan Acquisition Corp	815	929
Artisan Acquisition Corp. (Cayman Islands)	2,447	24,274
Athena Technology Acquisition Corp.	7,538	10,252
Athena Technology Acquisition Corp. Class A	22,614	224,453
Atlantic Coastal Acquisition Corp.	94,089	929,599
Avanti Acquisition Corp. (Cayman Islands)	179,000	1,807,918
Broadscale Acquisition Corp.	63,849	631,467
Churchill Capital Corp. VII	46,921	463,579
Colonnade Acquisition Corp. II	78,438	760,849
COVA Acquisition Corp.	25,443	252,903
DHC Acquisition Corp.	39,560	392,831
Digital Transformation Opportunities Corp.	5,496	53,861
Disruptive Acquisition Corp. I	78,438	770,261
ESM Acquisition Corp.	12	119
Flame Acquisition Corp.	78,434	778,850
Forest Road Acquisition Corp. II	94,701	936,337
Fortress Value Acquisition Corp. IV	36,449	359,023
FTAC Hera Acquisition Corp.	9,486	94,481
Fusion Acquisition Corp. II	13,221	128,508

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES (Continued)	Shares	Fair Value
GigCapital4, Inc.	81,114	$621,135
Glenfarne Merger Corp.	78,770	783,761
Global Partner Acquisition Corp. II	29,450	291,260
Golden Arrow Merger Corp.	78,438	776,536
Gores Holdings VII, Inc.	375	3,701
Gores Holdings VIII, Inc.	17,956	178,662
Gores Technology Partners II, Inc.	495	4,905
GX Acquisition Corp. II	49,428	487,360
Haymaker Acquisition Corp. III	558	5,507
Hudson Executive Investment Corp. III	94,802	933,800
InterPrivate IV InfraTech Partners, Inc.	65,644	647,578
Kismet Acquisition Three Corp.	78,438	774,183
Landcadia Holdings IV, Inc.	94,488	948,660
Lazard Growth Acquisition Corp. I	2,856	28,332
Lead Edge Growth Opportunities Ltd.	8,532	85,235
Macondray Capital Acquisition Corp. I	78,771	786,135
Mason Industrial Technology, Inc.	57,779	574,901
Metals Acquisition Corp.	41,269	408,976
Mission Advancement Corp.	46,588	458,892
Monument Circle Acquisition Corp.	5,326	53,686
NextGen Acquisition Corp. II	7,210	12,113
NextGen Acquisition Corp. II Class A	36,053	357,285
Northern Star Investment Corp. III	41,998	414,100
Northern Star Investment Corp. IV	32,445	319,908
Orion Acquisition Corp.	19,230	189,992
Peridot Acquisition Corp. II	44,467	438,445
Pershing Square Tontine Holdings Ltd. Class A	14,610	287,817
Pine Technology Acquisition Corp.	73,500	729,120
Plum Acquisition Corp. I	73,975	725,695
Queen's Gambit Growth Capital A Shares	2,126	1,785
Queen's Gambit Growth Capital Class A	6,380	62,971
Reinvent Technology Partners Y ()	19	29
Ross Acquisition Corp. II	17,636	175,655
RXR Acquisition Corp.	750	7,387
Silver Spike Acquisition Corp. II	9,972	99,919
Slam Corp.	54,472	539,818
Stratim Cloud Acquisition Corp.	51,216	509,087
TCW Special Purpose Acquisition Corp.	9,056	89,202
Tio Tech A (Germany)	22,561	223,580
TLG Acquisition One Corp.	94,701	939,907
Twelve Seas Investment Co. II	75,237	744,846
Viking Acquisition (Norway)(b)(c)	1,687,500	1,286,928
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $27,979,534)		$27,803,922
LIMITED PARTNERSHIPS — 5.5%
Blue Torch Credit Opportunities Fund II LP(b)(c)(d)(g)	55,000	$3,029,901
HIG Whitehorse Direct Lending 2020 LP(b)(c)(d)(g)	55,000	560,599
Metropolitan Partners Fund VII, LP(b)(c)(d)(g)	80,000	4,104,715
MSD Private Credit Opportunities Fund 2 LP(b)(c)(d)(g)	80,000	3,674,592

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

LIMITED PARTNERSHIPS (Continued)	Shares or Principal Amount	Fair Value
MSD Real Estate Credit Opportunities Fund(b)(c)(d)(g)	30,000	$945,343
Nebari Natural Resources Credit Fund I LP(b)(c)(d)(g)	55,000	1,306,298
Piney Lake Opportunities Fund LP(b)(c)(d)	30,000	3,000,000
Post Road Special Opportunity Fund I LP(b)(c)(d)(g)	18,000	799,763
Silverpeak Credit Opportunities Onshore Fund LP(b)(c)(d)(g)	34,745	3,112,955
Silverpeak Special Situations(b)(c)(d)(g)	35,000	1,539,519
TOTAL LIMITED PARTNERSHIPS (Cost $21,614,412)		$22,073,685

PREFERRED STOCKS

ENGINEERING SERVICES — 0.1%
McDermott International, Inc.(b)(c)(d)	711	$426,651

ENERGY — 0.0%
Gulfport Energy Corp.(b)(c)	21	$10,605

TOTAL PREFERRED STOCKS — 0.1% (Cost $21,000)		$437,256

CLOSED END FUND — 0.2%
Altaba Escrow(d) (Cost $0)	142,220	$931,541

WARRANTS — 0.0%

ENERGY — 0.0%
Cie Financiere Richemont SA 11/22/2023(a) (Cost $0)	69,686	$32,901

RIGHTS — 0.0%

MIDSTREAM - OIL & GAS — 0.0%
Windstream Rights Offering(a)(b)(c)(d) (Cost $316,230)	10,312	$149,524

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%

NON-AGENCY — 0.2%
A10 Bridge Asset Financing LLC 2020-C A — 2.021% 8/15/2040(f)	$172,408	$173,304
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041(h)	50,880	50,878
BX Commercial Mortgage Trust 2021-VOLT F, 1M USD LIBOR + 2.400%, — 2.500% 9/15/2036(f)(h)	698,000	698,876
		$923,058
TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $920,943)		$923,058

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES (Continued)	Principal Amount	Fair Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.4%

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 1.4%
Nomura Resecuritization Trust 2016-1R 3A1 — 5.000% 9/28/2036(f)(h)	$34,557	$34,901
PRPM LLC 2021-2 A1 — 2.115% 3/25/2026(f)(h)	1,189,828	1,192,179
VCAT LLC 2021 NPL2 A1 — 2.115% 3/27/2051(f)(i)	1,283,643	1,283,616
VCAT LLC 2021-NPL1 A1 — 2.289% 12/26/2050(f)(i)	410,845	411,783
VOLT C LLC 2021-NPL9 A1 — 1.992% 5/25/2051(f)(i)	1,281,945	1,277,697
VOLT XCV LLC 2021-NPL4 A1 — 2.240% 3/27/2051(f)(i)	1,519,354	1,520,101
		$5,720,277
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,721,436)		$5,720,277

ASSET-BACKED SECURITIES — 11.0%

COLLATERALIZED LOAN OBLIGATION — 6.4%
ABPCI Direct Lending Fund CLO I LLC 2017-1A ER, 3M USD LIBOR + 7.600%, — 7.734% 4/20/2032(f)(h)	$2,942,000	$2,812,849
ABPCI Direct Lending Fund CLO I LLC 2016-1A E2, 3M USD LIBOR + 8.730%, — 8.913% 7/20/2033(f)(h)	2,056,000	2,011,313
Adams Mill CLO Ltd. 2014-1A B2R — 3.350% 7/15/2026(f)	250,000	250,205
Barings CLO Ltd. 2021, 3M USD LIBOR + 8.65%, — 8.799% 7/20/2033(f)(h)	1,040,000	1,018,360
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, 3M USD LIBOR + 7.250%, — 7.375% 11/15/2029(f)(h)	328,000	328,000
Fortress Credit Opportunities IX CLO Ltd. 2017-9A ER, 3M USD LIBOR + 8.060%, — 8.182% 10/15/2033(f)(h)	5,186,000	5,056,350
Fortress Credit Opportunities VII CLO Ltd. 2016-7I E, 3M USD LIBOR + 7.490%, — 7.606% 12/15/2028(h)	561,000	547,861
Ivy Hill Middle Market Credit Fund IX Ltd. 9A CR, 3M USD LIBOR + 2.350%, — 2.484% 1/18/2030(f)(h)	630,000	614,936
IVY Hill Middle Market Credit Fund XII Ltd. 12A DR, 3M USD LIBOR + 8.170%, — 8.312% 7/20/2033(f)(h)	814,000	797,171
Ivy Hill Middle Market Credit Fund XVIII Ltd., 3M USD LIBOR + 7.750%, — 7.934% 4/22/2033(f)(h)	3,464,000	3,379,132
Octagon Investment Partners 48 Ltd. 2020-3A E, 3M USD LIBOR + 7.660%, — 7.794% 10/20/2031(f)(h)	850,000	850,506
Parliament CLO II Ltd. 2021-2A D, 3M USD LIBOR + 3.700%, — 3.825% 8/20/2032(f)(h)	1,854,000	1,854,085
TCP Whitney CLO Ltd. 2017-1A ER, 3M USD LIBOR + 8.160%, — 8.302% 8/20/2033(f)(h)	1,571,000	1,538,141
VCP CLO II Ltd. 2021-2A E, 3M USD LIBOR + 8.400%, — 8.526% 4/15/2031(f)(h)	4,421,000	4,373,227
		$25,432,136
EQUIPMENT — 0.9%
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(f)	$2,933,780	$2,920,141
Prop Series 2017-1A — 5.300% 3/15/2042(b)	519,694	488,513
		$3,408,654
OTHER — 3.7%
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A A — 3.199% 12/20/2030(f)	$350,000	$350,589
ABPCI Direct Lending Fund ABS I Ltd. 2020-1A B — 4.935% 12/20/2030(f)	3,536,000	3,544,638

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES (Continued)	Principal Amount	Fair Value
Diamond Infrastructure Funding LLC 2021-1A C — 3.475% 4/15/2049(f)	$384,000	$386,062
Elm Trust 2020-3A A2 — 2.954% 8/20/2029(f)	109,000	109,191
Elm Trust 2020-4A B — 3.866% 10/20/2029(f)	1,177,000	1,172,306
Elm Trust 2020-3A B — 4.481% 8/20/2029(f)	271,000	271,010
Golub Capital Partners ABS Funding Ltd. 2021-1A B — 3.816% 4/20/2029(f)	1,444,000	1,442,582
Golub Capital Partners ABS Funding Ltd. 2020-1A B — 4.496% 1/22/2029(f)	1,620,000	1,620,740
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(f)	340,351	341,948
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(f)	632,665	638,005
Legal Fee Funding — 8.000% 7/20/2036(f)	284,346	293,193
Monroe Capital ABS Funding Ltd. 2021-1A B — 3.908% 4/22/2031(f)	872,000	867,296
New Residential Mortgage LLC 2018-FNT2 A — 3.790% 7/25/2054(f)	277,230	277,502
NRZ Excess Spread-Collateralized Notes 2018-FNT1 A — 3.610% 5/25/2023(f)	207,150	207,332
TVEST 2020A LLC 2020-A A — 4.500% 7/15/2032(f)	131,895	132,851
VCP RRL ABS I Ltd. 2021-1A B — 2.848% 10/20/2031(f)	1,467,000	1,474,147
VCP RRL ABS I Ltd. 2021-1A C — 5.425% 10/20/2031(f)	1,833,000	1,828,872
		$14,958,264
TOTAL ASSET-BACKED SECURITIES (Cost $43,528,292)		$43,799,054

CORPORATE BONDS & NOTES — 7.1%

COMMUNICATIONS — 0.5%
Consolidated Communications, Inc. — 6.500% 10/1/2028(f)	$1,272,000	$1,383,300
Frontier Communications Holdings LLC — 5.875% 10/15/2027(f)	453,000	480,180
		$1,863,480
CONSUMER, CYCLICAL — 1.5%
Air Canada 2020-1 Class C Pass Through Trust — 10.500% 7/15/2026(f)	$2,643,000	$3,250,163
Aramark Services, Inc. — 6.375% 5/1/2025(f)	359,000	376,052
Carnival Corp. — 11.500% 4/1/2023(f)	98,000	109,393
CD&R Smokey Buyer, Inc. — 6.750% 7/15/2025(f)	385,000	407,137
Royal Caribbean Cruises Ltd. — 11.500% 6/1/2025(f)	1,430,000	1,628,055
		$5,770,800
CONSUMER, NON-CYCLICAL — 0.1%
Cimpress PLC — 7.000% 6/15/2026(f)	$381,000	$396,648

ENERGY — 0.6%
Gulfport Energy Corp. — 6.000% 10/15/2024(b)(c)	$337,000	$—
Gulfport Energy Corp. — 6.375% 5/15/2025(b)(c)	162,000	—
Gulfport Energy Corp. — 6.375% 1/15/2026(b)(c)	169,000	—
Gulfport Energy Corp. — 6.625% 5/1/2023(b)(c)	171,000	—
Natural Resource Partners LP/NRP Finance Corp. — 9.125% 6/30/2025(f)	945,000	952,087
Par Petroleum LLC/Par Petroleum Finance Corp. — 12.875% 1/15/2026(f)	1,300,000	1,449,500
		$2,401,587
FINANCIAL — 0.9%
Midcap Financial Issuer Trust — 6.500% 5/1/2028(f)	$3,466,000	$3,612,508

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

BONDS & DEBENTURES (Continued)	Principal Amount	Fair Value
INDUSTRIAL — 3.5%
Tidewater, Inc. — 8.000% 8/1/2022	$13,850,325	$14,127,331

TOTAL CORPORATE BONDS & NOTES (Cost $26,236,233)		$28,172,354

CORPORATE BANK DEBT — 6.3%
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 5.250% — 6.250% 9/27/2024(d)(h)	$213,840	$213,840
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024(d)(h)	1,687,208	1,685,099
Applied Systems, Inc., 1M USD LIBOR + 3.250% 9/19/2024(d)(h)	716,000	714,031
Asurion LLC, 1M USD LIBOR + 3.000% — 3.084% 11/3/2024(d)(h)	2,368,999	2,342,348
BJ Services, Inc., 7.000% — 8.500% 1/3/2023(b)(c)(d)	237,677	225,794
Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan, 1M USD LIBOR + 4.750% — 0.000% 11/12/2027(d)(g)(h)	399,000	—
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027(d)(h)	2,209,305	2,209,305
Cimpress Public Ltd, 1M USD LIBOR + 3.500% — 4.000% 5/17/2028(d)(h)	1,006,478	1,006,478
Emerald Topco, Inc., 1M USD LIBOR, + 3.500% — 0.000% 7/24/2026(d)(h)	1,174,000	1,165,935
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 4.500% 5/1/2028(d)(h)	1,262,655	1,259,498
GHX Ultimate Parent Corp., 3M USD LIBOR + 3.250% — 4.250% 6/28/2024(d)(h)	1,750,871	1,744,025
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.500% 12/23/2022(d)(h)	1,666,000	1,661,835
Heartland Dental LLC, 1M USD LIBOR, + 4.000% — 4.085% 4/30/2025(d)(h)	1,750,988	1,745,875
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023(c)(d)(h)	471,317	236
MB2LTL, 1M USD LIBOR + 9.250% — 10.250% 11/30/2023(b)(d)(h)	184,000	184,881
McDermott Super Senior Exit LC — 0.500% 6/30/2024(d)(g)	7,365,000	(1,767,600)
McDermott Intl Senior Exit LC — 0.000% 6/30/2024(b)(c)(d)	162,662	(68,318)
McDermott LC, 1M USD LIBOR — 6.335% 12/31/2021(b)(c)(d)(g)(h)	302,561	408,823
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 1.084% 6/30/2025(d)(h)	1,170,321	503,238
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 3.085% 6/30/2024(d)(h)	141,919	78,055
Mediaco Holding, Inc. Class A, 6.400% — 9.400% 11/25/2024(b)(c)(d)(h)	3,553,449	3,304,708
Packers Holdings LLC, 6M USD LIBOR + 3.250% — 4.000% 3/9/2028(d)(h)	1,187,073	1,180,639
Polaris Newco, LLC Term Loan B, 1M USD LIBOR + 4.000% — 4.500% 6/2/2028(d)(h)	1,166,000	1,168,040
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 5.500% 8/16/2023(d)(h)	589,261	586,067
QBS Parent, Inc., 3M USD LIBOR + 4.250% — 4.382% 9/22/2025(d)(h)	1,969,620	1,915,456
Steenbok Lux Finco 2 SARL, 6M USD LIBOR + 7.875% — 7.875% 12/31/2021(d)(h)	1,204,248	1,424,583
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027(d)(h)	257,721	258,206
TOTAL CORPORATE BANK DEBT (Cost $29,327,978)		$25,151,077
TOTAL BONDS & DEBENTURES — 26.0% (Cost $105,734,882)		$103,765,820
TOTAL INVESTMENT SECURITIES — 91.2% (Cost $307,812,965)		$364,097,111

SOURCE CAPITAL, INC.
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021

(Unaudited)

SHORT-TERM INVESTMENTS — 10.7%	Principal Amount	Fair Value
State Street Bank Repurchase Agreement — 0.00% 10/1/2021
(Dated 09/30/2021, repurchase price of $42,608,000, collateralized by $43,462,800 principal amount U.S. Treasury Notes — 0.00% 2021, fair value $43,460,192)	$42,608,000	$42,608,000
TOTAL SHORT-TERM INVESTMENTS (Cost $42,608,000)		$42,608,000

TOTAL INVESTMENTS — 101.9% (Cost $350,420,965)		$406,705,111
Other Assets and Liabilities, net — (1.9)%		(7,573,805)
NET ASSETS — 100.0%		$399,131,306

(a)	Non-income producing security.
(b)	Investments categorized as a significant unobservable input (Level 3) (See Note 1 of the Notes to Financial Statements).
(c)	These securities have been valued in good faith under policies adopted by authority of the Board of Directors in accordance with the Fund's fair value procedures. These securities constituted 8.02% of total net assets at September 30, 2021.
(d)	Restricted securities. These restricted securities constituted 13.55% of total net assets at September 30, 2021, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.
(e)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(g)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(h)	Variable/Floating Rate Security — The rate shown is based on the latest available information as of September 30, 2021. For Corporate Bank Debt, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2021.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES

September 30, 2021

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holding 2 LLC, 3M USD LIBOR + 5.250% — 6.250% 9/27/2024	07/15/2020	$210,017	$213,840	0.05%
ABG Intermediate Holdings 2 LLC, 3M USD LIBOR + 3.250% — 4.000% 9/29/2024	03/06/2020, 02/02/2021, 03/17/2021,03/18/2021	1,680,668	1,685,099	0.42%
Altaba Escrow	09/01/2021	—	931,541	0.23%
Applied Systems, Inc., 1M USD LIBOR + 3.250% 9/19/2024	07/28/2021, 08/03/2021,	714,210	714,031	0.18%
Asurion LLC, 1M USD LIBOR + 3.000% — 3.084% 11/3/2024	07/14/2021,08/17/2021	2,366,857	2,342,348	0.59%
BJ Services, Inc., 7.000% — 8.500% 1/3/2023	01/28/2019	236,161	225,794	0.06%
Blue Torch Credit Opportunities Fund II LP	02/16/2021	2,924,529	3,029,901	0.76%
Capstone Acquisition Holdings, Inc. 2020 Term Loan, 1M USD LIBOR + 4.750% — 5.750% 11/12/2027	11/12/2020	2,189,943	2,209,305	0.55%
Cimpress Public Ltd, 1M USD LIBOR + 3.500% — 4.000% 5/17/2028	04/30/2021	996,918	1,006,478	0.25%
Copper Earn Out Trust	12/08/2020	—	22,481	0.01%
Copper Property CTL Pass Through Trust	10/05/2017,10/06/2017, 10/11/2017,11/19/2018, 11/27/2018, 06/08/2020, 07/10/2020	528,672	315,138	0.08%
Emerald Topco, Inc., 1M USD LIBOR, + 3.500% — 0.000% 7/24/2026	09/20/2021	1,166,662	1,165,935	0.29%
Epic Games, Inc.	06/25/2020	2,499,525	3,847,095	0.96%
Frontier Communications Corp., 3M USD LIBOR + 3.750% — 4.500% 5/1/2028	04/09/2021	1,250,610	1,259,498	0.31%
GHX Ultimate Parent Corp., 3M USD LIBOR + 3.250% — 4.250% 6/28/2024	07/23/2021,08/17/2021	1,742,809	1,744,025	0.44%
Hanjin International Corp., 3M USD LIBOR + 5.000% — 5.500% 12/23/2022	12/23/2020	1,660,577	1,661,835	0.42%
Heartland Dental LLC, 1M USD LIBOR, + 4.000% — 4.085% 4/30/2025	08/02/2021,08/03/2021, 08/12/2021	1,744,432	1,745,875	0.44%
HIG Whitehorse Direct Lending 2020 LP	07/30/2021	572,575	560,599	0.14%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.250% 6/23/2023	02/03/2021	—	236	0.00%
MB2LTL, 1M USD LIBOR + 9.250% — 10.250% 11/30/2023	12/02/2016, 01/31/2017	182,926	184,881	0.05%
MSD Private Credit Opportunities Fund 2 LP	03/08/2021	3,554,627	3,674,592	0.92%
MSD Real Estate Credit Opportunities Fund	06/11/2020	855,122	945,343	0.24%
McDermott International, Inc.	09/07/2021	—	426,651	0.11%
McDermott LC, 1M USD LIBOR — 6.335% 12/31/2021	03/04/2021	927,842	408,823	0.10%
McDermott Intl Senior Exit LC — 0.000% 6/30/2024	07/01/2020	(51,205)	(68,318)	(0.02)%
McDermott Super Senior Exit LC — 0.500% 6/30/2024	02/28/2020, 12/14/2020	(46,078)	(1,767,600)	(0.44)%
McDermott Technology Americas, Inc., 1M USD LIBOR + 1.000% — 1.084% 6/30/2025	07/30/2021,08/31/2021	2,571,301	503,238	0.13%

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS – RESTRICTED SECURITIES (Continued)

September 30, 2021

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
McDermott Technology Americas, Inc., 1M USD LIBOR + 3.000% — 3.085% 6/30/2024	07/27/2020	$141,919	$78,055	0.02%
Mediaco Holding, Inc. Class A, 6.400% — 9.400% 11/25/2024	07/01/2021,08/01/2021, 09/01/2021	3,529,403	3,304,708	0.83%
Metropolitan Partners Fund VII, LP	05/13/2021	4,000,000	4,104,715	1.03%
Nebari Natural Resources Credit Fund I LP	08/18/2020, 10/05/2020	1,542,344	1,306,298	0.33%
PHI Group, Inc., Restricted	08/19/2019	479,828	808,374	0.20%
PHI Group, Inc.	08/19/2019	210,879	373,954	0.09%
Packers Holdings LLC, 6M USD LIBOR + 3.250% — 4.000% 3/9/2028	04/16/2021	1,181,473	1,180,639	0.29%
Piney Lake Opportunities Fund LP	06/30/2021	3,000,000	3,000,000	0.75%
Polaris Newco, LLC Term Loan B, 1M USD LIBOR + 4.000% — 4.500% 6/2/2028	07/30/2021	1,162,300	1,168,040	0.29%
Polyconcept North America Holdings, Inc., 6M USD LIBOR + 4.500% — 5.500% 8/16/2023	11/18/2019	586,203	586,067	0.15%
Post Road Special Opportunity Fund I LP	01/26/2021	764,403	799,763	0.20%
QBS Parent, Inc., 3M USD LIBOR + 4.250% — 4.382% 9/22/2025	04/13/2020	1,653,785	1,915,456	0.48%
Silverpeak Credit Opportunities Onshore Fund LP	06/07/2021	2,872,127	3,112,955	0.78%
Silverpeak Special Situations	06/07/2021	1,528,684	1,539,519	0.38%
Steenbok Lux Finco 2 SARL, 6M USD LIBOR + 7.875% — 7.875% 12/31/2021	06/30/2021	1,281,093	1,424,583	0.36%
Windstream Rights Offering	11/16/2020	316,230	149,524	0.04%
Windstream Services LLC, 1M USD LIBOR + 6.250% — 7.250% 9/21/2027	08/11/2020	248,901	258,206	0.06%
TOTAL RESTRICTED SECURITIES		$54,979,272	$54,099,520	13.55%

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1. The investments in limited partnerships represent investments in private funds which are valued at their net asset value as a practical expedient. The net asset value of the limited partnerships has been estimated primarily based upon the pro-rata ownership of the fair value of the limited partnerships as reported by the Management of the limited partnerships. Investments in private funds can never be redeemed. Instead, the nature of the investments in this category is that distributions are received through the liquidation of the underlying assets of the limited partnerships.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of September 30, 2021:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Semiconductor Devices	$24,738,275	—	—	$24,738,275
Internet Media	23,343,360	—	—	23,343,360
Cable & Satellite	17,202,479	—	—	17,202,479
Diversified Banks	12,782,072	—	—	12,782,072
Cement & Aggregates	12,001,149	—	—	12,001,149
P&C Insurance	11,045,130	—	—	11,045,130
Industrial Distribution & Rental	9,868,139	—	—	9,868,139
Electrical Components	9,594,971	—	—	9,594,971
Base Metals	8,949,227	—	—	8,949,227
Application Software	5,036,484	—	$3,847,095	8,883,579
Banks	8,861,247	—	—	8,861,247
Investment Companies	8,860,985	—	—	8,860,985
Insurance Brokers	8,508,802	—	—	8,508,802
Food Services	4,400,866	—	—	4,400,866
Railroad Rolling Stock	4,388,261	—	—	4,388,261
Chemicals	4,313,005	—	—	4,313,005
Infrastructure Software	3,703,768	—	—	3,703,768
Apparel, Footwear & Accessory Design	3,535,114	—	—	3,535,114
Telecom Carriers	3,417,495	—	—	3,417,495
Midstream - Oil & Gas	3,194,443	—	—	3,194,443
Commercial & Residential Building Equipment & Systems	3,160,515	—	—	3,160,515
Real Estate Owners & Developers	2,250,810	—	—	2,250,810
Hotels, Restaurants & Leisure	1,851,421	—	—	1,851,421
Medical Equipment	1,407,530	—	—	1,407,530
Energy	1,182,328	—	—	1,182,328
Integrated Utilities	1,101,821	—	—	1,101,821
Oil & Gas Services & Equipment	644,696	—	—	644,696
Internet Based Services	569,729	—	—	569,729
Retailing	—	—	337,619	337,619
Other Common Stocks	4,803,626	—	—	4,803,626
Special Purpose Acquisition Companies	26,516,994	—	1,286,928	27,803,922
Limited Partnerships	—	—	22,073,685	22,073,685
Preferred Stocks
Engineering Services	—	—	426,651	426,651
Energy	—	—	10,605	10,605
Closed End Fund
Medical Equipment	—	$931,541	—	931,541
Warrants
Energy	32,901	—	—	32,901
Rights
Midstream - Oil & Gas	—	—	149,524	149,524
Commercial Mortgage-Backed Securities
Non-Agency	—	923,058	—	923,058
Residential Mortgage-Backed Securities
Non-Agency Collateralized Mortgage Obligation	—	5,720,277	—	5,720,277
Asset-Backed Securities
Collateralized Loan Obligation	—	25,432,136	—	25,432,136
Equipment	—	2,920,141	488,513	3,408,654
Other	—	14,958,264	—	14,958,264
Corporate Bonds & Notes	—	28,172,354	—	28,172,354
Corporate Bank Debt	—	21,095,189	4,055,888	25,151,077

Investments	Level 1	Level 2	Level 3	Total
Short-Term Investment	—	$42,608,000	—	$42,608,000
	$231,267,643	$142,760,960	$32,676,508	$406,705,111

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2021:

Investments	Beginning Value at December 31, 2020	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at September 30, 2021	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September30, 2021
Common Stocks Application Software	$2,499,525	$1,347,570	—	—	—	$3,847,095	$1,347,570
Common Stocks Retailing	12,846	(203,899)	$528,672	—	—	337,619	(203,899)
Special Purpose Acquisition Companies	—	(55,578)	1,342,506	—	—	1,286,928	(55,578)
Limited Partnerships	5,609,247	379,555	16,767,555	$(682,672)	—	22,073,685	379,555
Preferred Stock Engineering Services	248,880	177,771	—	—	—	426,651	177,771
Preferred Stock Energy	—	(10,375)	21,000	(20)	—	10,605	(10,395)
Rights Midstream – Oil & Gas	113,432	36,092	—	—	—	149,524	36,092
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	125,912	(912)	—	(125,000)	—	—	—
Asset-Backed Securities Equipment	463,354	44,248	—	(19,089)	—	488,513	44,232
Corporate Bank Debt	6,545,478	(1,476,224)	7,434,323	(1,188,454)	$(7,259,235)	4,055,888	(279,863)
Closed End Fund	2,018,813	(901,903)	—	(185,369)	(931,541)	—	—
	$17,637,487	$(663,655)	$26,094,056	$(2,200,604)	$(8,190,776)	$32,676,508	$1,435,485

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

There were transfers of $8,190,776 out of Level 3 into Level 2 during the period ended September 30, 2021. Transfers out of Level 3 were due to change in valuation technique from recent trade activity to vendor priced.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2021:

Financial Assets	Fair Value at September 30, 2021	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price
Special Purpose Acquisition Companies	$1,286,928	Restricted Security (a)	Cost	$0.76	$0.76

Common Stock - Application Software	$3,847,095	Restricted Security (f)	Quotes/Prices	$885.00	$885.00

Common Stock - Retailing	$337,619	Pricing Model (b)	Quotes/Prices	$10.50 - $19.63	$19.02

Preferred Stock - Engineering Services	$426,651	Pricing Model (b)	Quotes/Prices	$600.00	$600.00

Preferred Stock - Energy	$10,605	Pricing Model (b)	Quotes/Prices	$505.00	$505.00

Rights/Warrants - Oil & Gas Services & Equipment	$149,524	Pricing Model (b)	Quotes/Prices	$14.50	$14.50

Asset-Backed Securities - Equipment	$488,513	Third-Party Broker Quote (c)	Quotes/Prices	$94.00	$94.00

Corporate Bank Debt	$184,881	Pricing Vendor	Prices	$100.48	$100.48
	$340,505	Pricing Model (b)	Quotes/Prices	$42.00 - $58.00	$61.21
	$3,530,502	Pricing Model (d)	Amortized Cost	$93.00- $95.00	$93.13

Limited Partnerships	$22,073,685	NAV as Practical Expedient (e)	N/A	$86.88- $103.01	$99.15

(a)	The fair value of the investment is based on the initial purchase price. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the valuve of the investment could be lower.

(b)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.

(c)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security

(d)	The Pricing Model technique for Level 3 securities involves external valuation by an independent third party.

(e)	No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund's measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund's valuation procedures that the Limited Partnerships are not being reported at fair value.

(f)	The fair value of the investment is based on capital funding terms. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the valuve of the investment could be lower.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2021 (excluding short-term investments), was $309,505,633 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$65,137,678
Gross unrealized depreciation:	(10,546,200)
Net unrealized appreciation:	$54,591,478